Property, Plant and Equipment - Summary of Property, Plant and Equipment - Asset Used by The Company (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 292,338,000,000
Depreciation expenses	(28,707,000,000)		$ (28,839,000,000)	$ (28,760,000,000)
Impairment losses	0	$ 0	(299,000,000)	0
Ending balance	289,840,000,000	$ 8,839	292,338,000,000
Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	285,085,000,000		285,329,000,000
Impairment losses	0		(299,000,000)	0
Ending balance	284,715,000,000		285,085,000,000	285,329,000,000
Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	940,907,000,000		938,892,000,000	925,938,000,000
Additions	28,575,000,000		30,394,000,000	31,265,000,000
Disposal	(28,928,000,000)		(26,459,000,000)	(19,716,000,000)
Effect of foreign exchange differences	192,000,000		(8,000,000)	232,000,000
Others	(234,000,000)		(1,912,000,000)	1,173,000,000
Ending balance	940,512,000,000		940,907,000,000	938,892,000,000
Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(655,822,000,000)		(653,563,000,000)	(644,089,000,000)
Depreciation expenses	(28,642,000,000)		(28,766,000,000)	(28,701,000,000)
Disposal	28,898,000,000		26,440,000,000	19,695,000,000
Impairment losses			(299,000,000)
Effect of foreign exchange differences	(110,000,000)		6,000,000	(112,000,000)
Others	(121,000,000)		360,000,000	(356,000,000)
Ending balance	(655,797,000,000)		(655,822,000,000)	(653,563,000,000)
Land [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	102,885,000,000		103,664,000,000
Ending balance	102,346,000,000		102,885,000,000	103,664,000,000
Land [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	102,885,000,000		103,664,000,000	102,645,000,000
Additions	0		99,000,000	460,000,000
Disposal	0		(2,000,000)	(4,000,000)
Effect of foreign exchange differences	0		0	0
Others	(539,000,000)		(876,000,000)	563,000,000
Ending balance	102,346,000,000		102,885,000,000	103,664,000,000
Land [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0	0
Depreciation expenses	0		0	0
Disposal	0		0	0
Impairment losses			0
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	0		0	0
Land improvements [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	201,000,000		201,000,000
Ending balance	205,000,000		201,000,000	201,000,000
Land improvements [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,709,000,000		1,675,000,000	1,662,000,000
Additions	0		0	0
Disposal	0		0	(6,000,000)
Effect of foreign exchange differences	0		0	0
Others	40,000,000		34,000,000	19,000,000
Ending balance	1,749,000,000		1,709,000,000	1,675,000,000
Land improvements [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,508,000,000)		(1,474,000,000)	(1,442,000,000)
Depreciation expenses	(36,000,000)		(34,000,000)	(39,000,000)
Disposal	0		0	7,000,000
Impairment losses			0
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	(1,544,000,000)		(1,508,000,000)	(1,474,000,000)
Buildings [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	38,471,000,000		40,267,000,000
Ending balance	39,456,000,000		38,471,000,000	40,267,000,000
Buildings [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	71,755,000,000		72,530,000,000	71,358,000,000
Additions	176,000,000		36,000,000	133,000,000
Disposal	(18,000,000)		(1,000,000)	(7,000,000)
Effect of foreign exchange differences	0		0	0
Others	2,265,000,000		(810,000,000)	1,046,000,000
Ending balance	74,178,000,000		71,755,000,000	72,530,000,000
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(33,284,000,000)		(32,263,000,000)	(30,578,000,000)
Depreciation expenses	(1,467,000,000)		(1,439,000,000)	(1,452,000,000)
Disposal	17,000,000		0	7,000,000
Impairment losses			0
Effect of foreign exchange differences	0		0	0
Others	12,000,000		418,000,000	(240,000,000)
Ending balance	(34,722,000,000)		(33,284,000,000)	(32,263,000,000)
Computer equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,824,000,000		1,535,000,000
Ending balance	1,723,000,000		1,824,000,000	1,535,000,000
Computer equipment [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	11,045,000,000		11,089,000,000	11,217,000,000
Additions	25,000,000		127,000,000	102,000,000
Disposal	(1,240,000,000)		(1,049,000,000)	(808,000,000)
Effect of foreign exchange differences	0		0	0
Others	619,000,000		878,000,000	578,000,000
Ending balance	10,449,000,000		11,045,000,000	11,089,000,000
Computer equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(9,221,000,000)		(9,554,000,000)	(9,632,000,000)
Depreciation expenses	(747,000,000)		(698,000,000)	(725,000,000)
Disposal	1,240,000,000		1,049,000,000	807,000,000
Impairment losses			0
Effect of foreign exchange differences	0		0	0
Others	2,000,000		(18,000,000)	(4,000,000)
Ending balance	(8,726,000,000)		(9,221,000,000)	(9,554,000,000)
Telecommunications equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	122,304,000,000		122,111,000,000
Ending balance	120,679,000,000		122,304,000,000	122,111,000,000
Telecommunications equipment [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	721,435,000,000		720,068,000,000	713,534,000,000
Additions	321,000,000		106,000,000	149,000,000
Disposal	(27,010,000,000)		(24,877,000,000)	(18,395,000,000)
Effect of foreign exchange differences	167,000,000		(5,000,000)	209,000,000
Others	23,440,000,000		26,143,000,000	24,571,000,000
Ending balance	718,353,000,000		721,435,000,000	720,068,000,000
Telecommunications equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(599,131,000,000)		(597,957,000,000)	(590,533,000,000)
Depreciation expenses	(25,434,000,000)		(25,704,000,000)	(25,654,000,000)
Disposal	27,003,000,000		24,867,000,000	18,382,000,000
Impairment losses			(299,000,000)
Effect of foreign exchange differences	(105,000,000)		5,000,000	(110,000,000)
Others	(7,000,000)		(43,000,000)	(42,000,000)
Ending balance	(597,674,000,000)		(599,131,000,000)	(597,957,000,000)
Transportation equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	395,000,000		298,000,000
Ending balance	554,000,000		395,000,000	298,000,000
Transportation equipment [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	4,050,000,000		3,971,000,000	3,927,000,000
Additions	4,000,000		3,000,000	1,000,000
Disposal	(154,000,000)		(112,000,000)	(104,000,000)
Effect of foreign exchange differences	0		0	0
Others	284,000,000		188,000,000	147,000,000
Ending balance	4,184,000,000		4,050,000,000	3,971,000,000
Transportation equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,655,000,000)		(3,673,000,000)	(3,699,000,000)
Depreciation expenses	(128,000,000)		(94,000,000)	(77,000,000)
Disposal	153,000,000		113,000,000	104,000,000
Impairment losses			0
Effect of foreign exchange differences	0		0	0
Others	0		(1,000,000)	(1,000,000)
Ending balance	(3,630,000,000)		(3,655,000,000)	(3,673,000,000)
Miscellaneous equipment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,068,000,000		2,826,000,000
Ending balance	3,179,000,000		3,068,000,000	2,826,000,000
Miscellaneous equipment [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	12,091,000,000		11,468,000,000	10,809,000,000
Additions	139,000,000		243,000,000	253,000,000
Disposal	(506,000,000)		(418,000,000)	(392,000,000)
Effect of foreign exchange differences	9,000,000		(3,000,000)	4,000,000
Others	947,000,000		801,000,000	794,000,000
Ending balance	12,680,000,000		12,091,000,000	11,468,000,000
Miscellaneous equipment [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(9,023,000,000)		(8,642,000,000)	(8,205,000,000)
Depreciation expenses	(830,000,000)		(797,000,000)	(754,000,000)
Disposal	485,000,000		411,000,000	388,000,000
Impairment losses			0
Effect of foreign exchange differences	(5,000,000)		1,000,000	(2,000,000)
Others	(128,000,000)		4,000,000	(69,000,000)
Ending balance	(9,501,000,000)		(9,023,000,000)	(8,642,000,000)
Construction in Progress and Equipment to be Accepted [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	15,937,000,000		14,427,000,000
Ending balance	16,573,000,000		15,937,000,000	14,427,000,000
Construction in Progress and Equipment to be Accepted [Member] | Gross carrying amount [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	15,937,000,000		14,427,000,000	10,786,000,000
Additions	27,910,000,000		29,780,000,000	30,167,000,000
Disposal	0		0	0
Effect of foreign exchange differences	16,000,000		0	19,000,000
Others	(27,290,000,000)		(28,270,000,000)	(26,545,000,000)
Ending balance	16,573,000,000		15,937,000,000	14,427,000,000
Construction in Progress and Equipment to be Accepted [Member] | Accumulated depreciation, amortization and impairment [Member] | Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0	0
Depreciation expenses	0		0	0
Disposal	0		0	0
Impairment losses			0
Effect of foreign exchange differences	0		0	0
Others	0		0	0
Ending balance	$ 0		$ 0	$ 0